CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Global Asset Management Trust (1933 Act File No. 333-162441; 1940 Act File No. 811-22338) (“Registrant”) hereby certifies (a) that the forms of the prospectuses and statements of additional information used with respect to Class A, Class A2, Class C, Class C1, Class FI, Class R, Class R1, Class I and Class IS, as applicable, of Legg Mason Batterymarch U.S. Small-Capitalization Equity Portfolio, Legg Mason BW Global Opportunities Bond Fund and Legg Mason BW International Opportunities Bond Fund, each a series of the Registrant, and the forms of prospectuses used with respect to Class A, Class C, Class FI, Class I, Class IS, Class R and Class R1 of Legg Mason Batterymarch Emerging Markets Trust and Legg Mason Batterymarch International Equity Trust, do not differ from those contained in Post-Effective Amendment No. 79 to the Registrant’s Registration Statement (“Amendment No. 79”), and (b) that Amendment No. 79 was filed electronically.

Dated as of: May 5, 2014	By:	/s/ Richard Wachterman
	Name:	Richard Wachterman
	Title:	Assistant Secretary